Capital management (Tables)	6 Months Ended
Jun. 30, 2025
Capital Management [Abstract]
Capital adequacy assessment

ING Group capital position according to CRR III / CRD V
in EUR million	30 June 2025	31 December 2024
Shareholders’ equity [1]	49,115	50,314
- Interim profits not included in CET1 capital	-1,565	-2,152
- Other adjustments	-3,016	-2,902
Regulatory adjustments	-4,581	-5,054
Available common equity Tier 1 capital	44,534	45,260

Additional Tier 1 securities	6,127	7,965
Regulatory adjustments additional Tier 1	104	66
Available Tier 1 capital	50,765	53,291

Supplementary capital Tier 2 bonds	10,397	9,852
Regulatory adjustments Tier 2	65	50
Available Total capital	61,226	63,194

Risk weighted assets	335,804	333,708

Common equity Tier 1 ratio	13.3%	13.6%
Tier 1 ratio	15.1%	16.0%
Total capital ratio	18.2%	18.9%
[1]Shareholders' equity is determined in accordance with IFRS-EU.